INCOME TAXES	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 11. INCOME TAXES

The Company is elected to be taxed as an S Corporation for federal income tax purposes. As a result, its taxable income and loss are passed through to the shareholders at the end of each tax year.

On December 20, 2017, the US Congress passed the Tax Cut and Jobs Act. The new law was effective in 2018 and among its many provisions may impose additional reporting requirements on the Company. ASC Topic 740 provides guidance on the accounting for uncertainty in income taxes recognized in a company’s financial statements. Topic 740 requires a company to determine whether it is more likely than not that a tax position will be sustained upon examination based upon the technical merits of the position. If the more-likely-than-not threshold is met, a company must measure the tax position to determine the amount to recognize in the financial statements. At September 30, 2022, the Company had net operating loss carry forwards of $660,627 that maybe offset against future taxable income. No tax benefit has been reported in the September 30, 2022 and December 31, 2021 financial statements since the potential tax benefit is offset by a valuation allowance of the same amount.

NOTE 10. INCOME TAXES

The Company is elected to be taxed as an S Corporation for federal income tax purposes. As a result, its taxable income and loss are passed through to the shareholders at the end of each tax year.

On December 20, 2017, the US Congress passed the Tax Cut and Jobs Act. The new law was effective in 2018 and among its many provisions may impose additional reporting requirements on the Company. ASC Topic 740 provides guidance on the accounting for uncertainty in income taxes recognized in a company’s financial statements. Topic 740 requires a company to determine whether it is more likely than not that a tax position will be sustained upon examination based upon the technical merits of the position. If the more-likely-than-not threshold is met, a company must measure the tax position to determine the amount to recognize in the financial statements. At December 31, 2021, the Company had net operating loss carry forwards of $334,178 that maybe offset against future taxable income. No tax benefit has been reported in the December 31, 2021 or 2020 financial statements since the potential tax benefit is offset by a valuation allowance of the same amount.